Business acquisitions and equity investment transactions (Ganji - Narrative) (Details) ¥ in Millions, shares in Millions, $ in Millions			1 Months Ended								4 Months Ended
	Mar. 02, 2015 CNY (¥)	Mar. 02, 2015 USD ($)	Aug. 31, 2015 CNY (¥) shares	Aug. 31, 2015 USD ($) shares	Aug. 06, 2015 CNY (¥)	Aug. 06, 2015 USD ($)	Jul. 31, 2015 CNY (¥)	Jul. 31, 2015 USD ($)	Apr. 20, 2015 CNY (¥) shares	Apr. 20, 2015 USD ($) shares	Aug. 06, 2015 CNY (¥)	Aug. 06, 2015 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Aug. 06, 2015 USD ($)	Jul. 31, 2015 USD ($)	Apr. 20, 2015 USD ($)
Original convertible note issued to Tencent [Member]
Business Acquisition [Line Items]
Face amount of debt instrument							¥ 2,400.0									$ 400.0
Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition									34.0	34.0
Cash acquired					¥ 377.0						¥ 377.0				$ 61.6
Cash consideration					2,800.0	$ 457.6			¥ 2,500.0	$ 412.2
Business Combination, Contingent Consideration, Liability					982.9				794.9		982.9		¥ 91.9	$ 14.1	151.4		$ 122.4
Net cash outlay			¥ 1,500.0	$ 244.6					¥ 1,800.0	$ 289.8
Net loss recognized			¥ 224.3	$ 35.2							657.4	$ 103.6
Face amount of debt instrument							2,400.0									$ 400.0
Mezzanine classified noncontrolling interest					86.5						¥ 86.5				$ 14.1
Fair value of previously held equity interests					¥ 7,200.0	$ 1,200.0
Ownership percentage after step acquisition					99.60%						99.60%				99.60%
Ownership percentage remaining with Tencent after step acquisition					0.40%						0.40%		0.40%	0.40%	0.40%
Restricted Stock Units (RSUs) [Member]
Business Acquisition [Line Items]
Cash consideration	¥ 985.4	$ 160.2
Restricted Stock Units (RSUs) [Member] | Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition			4.4	4.4
Cash consideration							311.8	$ 51.0
Ordinary shares [Member] | Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition			46.5	46.5
Cash consideration			¥ 1,700.0					272.4
Additional cash consideration provided from Company							¥ 40.8	$ 6.7